Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	125,606	135,678	19,671
Allowance for doubtful accounts	(69,417)	(115,380)	(16,728)

	56,189	20,298	2,943

Summary of Movements in Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts were:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(862)	(10,051)	(69,417)	(10,064)
Additional provision charged to expense	(9,217)	(59,347)	(46,045)	(6,676)
Foreign currency translation	28	(19)	82	12

Balance at the end of the year	(10,051)	(69,417)	(115,380)	(16,728)